UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

			Schedule of Investments
			November 30, 2008 (Unaudited)
Shares/Principal Amount of Assets			Market Value

COMMON STOCKS - 98.75%

Aerospace/Aircrafts/Defense - 0.66%
4,000	United Technologies Corp.		$ 194,120

Automotive Parts- Retail/Wholesale - 1.07%
8,100	Genuine Parts Co.		317,115

Automobile - Manufacturing - 0.90%
4,200	Toyota Motor Corp. (Japan)		265,020

Banks- Money Center - 1.18%
21,500	Bank of America Corp.		349,375

Banks - Regional - 2.91%
20,500	BB&T Corp.		614,385
9,100	US Bancorp		245,518
			859,903
Beverages- Alcoholic/Soft Drink - 1.06%
6,700	Coca-Cola Co.		314,029

Building Products- Retail/Whole - 1.11%
7,700	Black & Decker Corp.		326,788

Chemicals- Diversified - 0.70%
17,300	RPM International, Inc.		207,427

Chemicals - Specialty - 3.44%
17,200	Praxair, Inc.		1,015,660

Commercial Services - 3.04%
23,400	Ecolab, Inc.		898,326

Communications Equipment - 2.70%
56,200	Nokia Corp. (Finland) ADR		796,354

Computer- Mini/Micro - 2.21%
18,500	Hewlett-Packard Co.		652,680

Containers- Paper/Plastic - 1.40%
15,300	Bemis Co., Inc.		413,406

Cosmetics & Personal Care - 3.63%
23,900	Avon Products, Inc.		504,290
8,700	Colgate-Palmolive Co.		566,109
			1,070,399
Diversified Operations - 4.93%
6,600	3M Co.		441,738
17,500	Corning, Inc.		157,675
13,400	Fortune Brands, Inc.		506,520
20,300	General Electric Co.		348,551
			1,454,484
Electronic Equipment - 1.62%
13,300	Emerson Electric Co.		477,337

Electronic- Semiconductors - 1.59%
34,100	Intel Corp.		470,580

Finance- Investment Management - 1.85%
9,000	Franklin Resources, Inc.		546,750

Financial Services - 6.70%
7,800	Bank of New York Mellon Corp.		235,638
7,500	Cash America International, Inc.		202,575
15,000	H&R Block, Inc.		286,950
44,300	Paychex, Inc.		1,251,918
			1,977,081
Food- Misc. Preparation - 1.96%
15,200	ConAgra Foods, Inc.		224,200
13,300	Hormel Foods Corp.		353,248
			577,448
Insurance- Life/Property/Casual - 5.32%
26,100	AFLAC, Inc.		1,208,430
8,300	Travelers Companies, Inc.		362,295
			1,570,725
Leisure Products - 1.47%
15,900	Polaris Industries, Inc.		434,070

Machinery - Const./Mining/Farming - 1.38%
20,200	Amcol International Corp.		406,828

Machinery- Electrical Equipment - 4.11%
9,100	Dover Corp.		271,453
34,700	Johnson Controls, Inc.		612,802
13,700	Tennant Co.		330,033
			1,214,288
Manufacturing - 3.03%
15,000	Illinois Tool Works, Inc.		511,800
12,200	Ingersoll-Rand Co.		191,296
7,700	Pentair, Inc.		191,422
			894,518
Medical Instruments/Products - 2.49%
24,100	Medtronic, Inc.		735,532

Medical Drugs - 6.05%
11,500	Abbott Laboratories		602,485
12,500	Johnson & Johnson		732,250
27,400	Pfizer, Inc.		450,182
			1,784,917
Oil & Gas- International - 4.72%
11,800	BP Plc (United Kingdom) ADR		574,542
10,200	Exxon Mobil Corp.		817,530
			1,392,072
Paper & Paper Products - 1.76%
7,300	International Paper Co.		90,885
7,400	Kimberly Clark Corp.		427,646
			518,531
Retail- Variety Stores - 0.82%
4,700	Costco Wholesale Corp.		241,909

Retail/Wholesale- Building Products - 1.28%
16,400	Home Depot, Inc.		379,004

Services-Prepackaged Software - 3.84%
56,000	Microsoft Corp.		1,132,320

Soap & Cleaning Preparations - 0.11%
500	Procter & Gamble Co.		32,175

Telecommunications Services - 2.14%
10,399	AT&T Corp.		296,995
12,600	Centurytel, Inc.		334,656
			631,651
Textile- Apparel/Mill Products - 1.38%
7,800	VF Corp.		407,862

Transportation- Equipment/Leasing - 0.71%
5,800	Ryder Systems, Inc.		208,278

Transportation- Railroads - 1.19%
7,000	Union Pacific Corp.		350,280

Utility- Electric - 6.33%
19,500	Duke Energy Corp.		303,420
9,800	Edison International		327,320
8,400	FPL Group, Inc.		409,584
40,700	MDU Resources Group, Inc.		827,431
			1,867,755
Utility-Gas Distribution - 2.50%
12,000	National Fuel Gas Co.		390,360
10,000	SCANA Corp.		347,500
			737,860
Utility- Water - 3.45%
47,000	Aqua America, Inc.		1,019,430

Total for Common Stock (Cost $33,377,056) - 98.75%			$ 29,144,287

Cash & Equivalents - 1.30%
383,077	Fidelity Money Market Portfolio Select Class (Cost $383,077) 3.03%**		383,077

	Total Investments - 100.05% (Cost $33,760,133)		29,527,364

	Liabilities in Excess of Other Assets - (0.05%)		(15,584)

	Net Assets - 100.00%		$ 29,511,780

** Variable Rate Security
ADR- American Depository Receipt.

The MP63 Fund, Inc.

			Notes to Financial Statements
			November 30, 2008 (Unaudited)

1. SECURITY TRANSACTIONS
At November 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,760,133 amounted to $4,232,769, which consisted of aggregate gross unrealized appreciation of $2,819,625 and aggregate gross unrealized depreciation of $7,052,394.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of November 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
==========================================================================
Level 1 - Quoted prices		$ 29,527,364	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 29,527,364	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date January 21, 2009

By /s/David Fish

*David Fish

Treasurer

Date January 21, 2009

* Print the name and title of each signing officer under his or her signature.